Annual Fund Operating Expenses - Class ACIS - DWS Strategic High Yield Tax-Free Fund	Oct. 01, 2021
Class A
Operating Expenses:
Management fee	0.41%
Distribution/service (12b-1) fees	0.25%
Interest expense	0.03%
Other expenses	0.21%
Total other expenses	0.24%
Total annual fund operating expenses	0.90%
Fee waiver/expense reimbursement	0.02%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.88%
Class C
Operating Expenses:
Management fee	0.41%
Distribution/service (12b-1) fees	1.00%
Interest expense	0.03%
Other expenses	0.22%
Total other expenses	0.25%
Total annual fund operating expenses	1.66%
Fee waiver/expense reimbursement	0.03%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.63%
INST Class
Operating Expenses:
Management fee	0.41%
Distribution/service (12b-1) fees	none
Interest expense	0.03%
Other expenses	0.24%
Total other expenses	0.27%
Total annual fund operating expenses	0.68%
Fee waiver/expense reimbursement	0.05%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.63%
Class S
Operating Expenses:
Management fee	0.41%
Distribution/service (12b-1) fees	none
Interest expense	0.03%
Other expenses	0.29%
Total other expenses	0.32%
Total annual fund operating expenses	0.73%
Fee waiver/expense reimbursement	0.10%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.63%